Share Capital and Share Premium	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share Premium

11. Share capital and share premium

	2019	2018	2017
	(in thousands)
	£	£	£
Share capital	1,299	1,289	1,272
Share premium	79,541	79,426	79,236
	80,840	80,715	80,508

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,479	32,226	31,811
	32,479	32,226	31,811

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2017	31,811	1,272	79,236
Exercise of share options	415	17	190
Balance at December 31, 2018	32,226	1,289	79,426
Exercise of share options	253	10	115
Balance at December 31, 2019	32,479	1,299	79,541

Ordinary shares

Holders of ordinary shares are entitled to one vote for each share held of record on all matters submitted to a vote of shareholders and do not have cumulative voting rights.

Capital management

For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The purpose of the Company’s capital management is to maximize shareholder value and ensure adequate capital is available to meet the medium-term operating plan. Review of operations and commitments is key to identifying future capital management and a full review is undertaken on a quarterly basis.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2019, 2018 or 2017.